Investments (excluding Consolidated Investment Entities) - Fixed Maturities and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	$ 126.5	[1]	$ 227.4	[1]
OTTI	126.0	[2]	174.0	[2]
Securities pledged, Amortized Cost	1,457.9		1,470.0
Securities pledged, Gross Unrealized Capital Losses	1,465.7		1,605.5
Total equity securities, Amortized Cost	267.4		297.9
Total fixed maturities and equity securities, Amortized Cost	68,236.5		66,024.6
Gross Unrealized Capital Gains	4,325.7		8,059.3
Gross Unrealized Capital Losses	1,121.2		289.6
Fair Value	71,567.5		74,021.7
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,094.0		5,194.3
Fixed maturities, Gross Unrealized Capital Gains	174.0		691.2
Fixed maturities, Gross Unrealized Capital Losses	86.8		1.8
Embedded Derivatives	0	[1]	0	[1]
Fixed maturities, including securities pledged	5,181.2		5,883.7
OTTI	0	[2]	0	[2]
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	598.0		645.4
Fixed maturities, Gross Unrealized Capital Gains	22.3		78.8
Fixed maturities, Gross Unrealized Capital Losses	1.4		0
Embedded Derivatives	0	[1]	0	[1]
Fixed maturities, including securities pledged	618.9		724.2
OTTI	0	[2]	0	[2]
State, municipalities and political subdivisions
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	272.0		320.2
Fixed maturities, Gross Unrealized Capital Gains	10.6		32.6
Fixed maturities, Gross Unrealized Capital Losses	1.5		0
Embedded Derivatives	0	[1]	0	[1]
Fixed maturities, including securities pledged	281.1		352.8
OTTI	0	[2]	0	[2]
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	36,010.3		32,986.1
Fixed maturities, Gross Unrealized Capital Gains	2,174.5		4,226.6
Fixed maturities, Gross Unrealized Capital Losses	706.2		48.8
Embedded Derivatives	0	[1]	0	[1]
Fixed maturities, including securities pledged	37,478.6		37,163.9
OTTI	12.8	[2]	13.4	[2]
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	15,661.4	[3]	14,391.2	[3]
Fixed maturities, Gross Unrealized Capital Gains	913.8	[3]	1,652.6	[3]
Fixed maturities, Gross Unrealized Capital Losses	218.7	[3]	59.3	[3]
Embedded Derivatives	0	[1],[3]	0	[1],[3]
Fixed maturities, including securities pledged	16,356.5	[3]	15,984.5	[3]
OTTI	0	[2],[3]	0	[2],[3]
Foreign securities government
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,044.0	[3]	1,069.4	[3]
Fixed maturities, Gross Unrealized Capital Gains	49.6	[3]	125.2	[3]
Fixed maturities, Gross Unrealized Capital Losses	42.2	[3]	4.6	[3]
Embedded Derivatives	0	[1],[3]	0	[1],[3]
Fixed maturities, including securities pledged	1,051.4	[3]	1,190.0	[3]
OTTI	0	[2],[3]	0	[2],[3]
Foreign securities other
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	14,617.4	[3]	13,321.8	[3]
Fixed maturities, Gross Unrealized Capital Gains	864.2	[3]	1,527.4	[3]
Fixed maturities, Gross Unrealized Capital Losses	176.5	[3]	54.7	[3]
Embedded Derivatives	0	[1],[3]	0	[1],[3]
Fixed maturities, including securities pledged	15,305.1	[3]	14,794.5	[3]
OTTI	0	[2],[3]	0	[2],[3]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	6,480.3		6,684.2
Fixed maturities, Gross Unrealized Capital Gains	597.3		831.9
Fixed maturities, Gross Unrealized Capital Losses	80.4		86.7
Embedded Derivatives	126.5	[1]	237.6	[1]
Fixed maturities, including securities pledged	7,123.7		7,667.0
OTTI	103.6	[2]	140.8	[2]
Residential mortgage-backed securities, Agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,379.2		5,071.6
Fixed maturities, Gross Unrealized Capital Gains	431.1		633.3
Fixed maturities, Gross Unrealized Capital Losses	62.1		14.8
Embedded Derivatives	79.2	[1]	156.0	[1]
Fixed maturities, including securities pledged	5,827.4		5,846.1
OTTI	0.4	[2]	1.2	[2]
Residential mortgage-backed securities, Non-Agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,101.1		1,612.6
Fixed maturities, Gross Unrealized Capital Gains	166.2		198.6
Fixed maturities, Gross Unrealized Capital Losses	18.3		71.9
Embedded Derivatives	47.3	[1]	81.6	[1]
Fixed maturities, including securities pledged	1,296.3		1,820.9
OTTI	103.2	[2]	139.6	[2]
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	3,427.9		4,438.9
Fixed maturities, Gross Unrealized Capital Gains	327.7		513.6
Fixed maturities, Gross Unrealized Capital Losses	3.5		6.1
Embedded Derivatives	0	[1]	0	[1]
Fixed maturities, including securities pledged	3,752.1		4,946.4
OTTI	4.4	[2]	4.4	[2]
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,883.1		2,536.4
Fixed maturities, Gross Unrealized Capital Gains	81.6		128.4
Fixed maturities, Gross Unrealized Capital Losses	38.0		90.0
Embedded Derivatives	0	[1]	(10.2)	[1]
Fixed maturities, including securities pledged	1,926.7		2,564.6
OTTI	5.2	[2]	15.4	[2]
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	69,427.0		67,196.7
Fixed maturities, Gross Unrealized Capital Gains	4,301.8		8,155.7
Fixed maturities, Gross Unrealized Capital Losses	1,136.5		292.7
Embedded Derivatives	126.5	[1]	227.4	[1]
Fixed maturities, including securities pledged	72,718.8		75,287.1
OTTI	126.0	[2]	174.0	[2]
Securities pledged, Amortized Cost	1,457.9		1,470.0
Securities pledged, Gross Unrealized Capital Gains	24.6		139.6
Securities pledged, Gross Unrealized Capital Losses	16.8		4.1
Securities pledged, Gross Unrealized Capital Losses	1,465.7		1,605.5
Total fixed maturities, less securities pledged, Amortized Cost	67,969.1		65,726.7
Total fixed maturities, less securities pledged, Gross Unrealized Capital Gains	4,277.2		8,016.1
Total fixed maturities, less securities pledged, Gross Unrealized Capital Losses	1,119.7		288.6
Total fixed maturities, less securities pledged, Fair Value	71,253.1		73,681.6
Common stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]
OTTI	0	[2]	0	[2]
Total equity securities, Amortized Cost	214.3		194.4
Available for Sale Equity Securities, Gross Unrealized Gain Accumulated in Investments	5.1		13.2
Available-for-sale Equity Securities, Gross Unrealized Loss Accumulated in Investments	0.9		1.0
Fair Value	218.5		206.6
Preferred stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]
OTTI	0	[2]	0	[2]
Total equity securities, Amortized Cost	53.1		103.5
Available for Sale Equity Securities, Gross Unrealized Gain Accumulated in Investments	43.4		30.0
Available-for-sale Equity Securities, Gross Unrealized Loss Accumulated in Investments	0.6		0
Fair Value	95.9		133.5
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]
OTTI	0	[2]	0	[2]
Total equity securities, Amortized Cost	267.4		297.9
Available for Sale Equity Securities, Gross Unrealized Gain Accumulated in Investments	48.5		43.2
Available-for-sale Equity Securities, Gross Unrealized Loss Accumulated in Investments	1.5		1.0
Fair Value	$ 314.4		$ 340.1

[1]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations
[2]	Represents OTTI reported as a component of Other comprehensive income
[3]	Primarily U.S. dollar denominated